Decommissioning liability (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of the decommissioning liability [Abstract]
Risk free interest rate, fair value measurement	2.20%	2.34%
Inflation factor, fair value measurement	2.00%	2.00%